Discontinued Operations (Schedule of Assets Used In Discontinued Operations) (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Accounts receivable, net		$ 39,000	$ 3,281,000
Prepaid expenses		0	150,000
Current assets of discontinued operations	$ 20,000	39,000	3,431,000
Non-current assets:
Property and equipment, net		0	114,000
Intangible assets, net		0	2,630,000
Goodwill		0	11,111,000
Other assets		0	40,000
Non-current assets of discontinued operations		0	$ 13,895,000
Viggle | Discontinued Operations, Disposed of by Sale
Current assets:
Accounts receivable, net	20,000	39,000
Prepaid expenses	0	0
Current assets of discontinued operations	20,000	39,000
Non-current assets:
Property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Other assets	0	0
Non-current assets of discontinued operations	$ 0	$ 0